REVENUES BY PRODUCT (Details - Revenue by product) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 190,724	$ 206,717	$ 194,239
Sale Of Sugar [Member]
Disaggregation of Revenue [Line Items]
Revenue	116,443	154,757	135,140
Sale Of Rice [Member]
Disaggregation of Revenue [Line Items]
Revenue	26,440	34,200	35,064
Sale Of Oils And Fats [Member]
Disaggregation of Revenue [Line Items]
Revenue	47,623	17,568	24,035
Sale Of Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 218	$ 192	$ 0